UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012
Check here if Amendment                            ]; Amendment number:
This Amendment (Check only one.):                  ] is a restatement.
                                                   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  5/15/2012

Report Type (Check only one.):

                                                  X] 13F HOLDINGS REPORT.
                                                   ] 13F NOTICE.
                                                   ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $165,440


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File NuName
                      1028-12268       JWM Capital LLC
                      2028-12267       John W. Moon

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FORM 13F INFORMATION TABLE

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
                       Title                      Value  SH /            PUT /   InvestmentOther   Voting Authority
Name of Issuer         of class        CUSIP      (x $'00PRN             CALL QTYDiscretionManagersSole     SharedNone
AMERICA MOVIL SA DE    SPON ADR L SHS  02364W105    2,995     120,601 SH           DEFINED     1,2   120,601
AU OPTRONICS CORP      SPONSORED ADR   002255107      495     108,567 SH           DEFINED     1,2   108,567
AVIS BUDGET GROUP      COM             053774105    5,402     381,800 SH           DEFINED     1,2   381,800
CHANGYOU.COM LTD-ADR   ADS REP CL A    15911M107    1,274      46,917 SH           DEFINED     1,2    46,917
CHINA ZENIX AUTO INT   ADS             16951E104      549     153,379 SH           DEFINED     1,2   153,379
COOPER TIRE & RUBBER   COM             216831107    6,162     404,873 SH           DEFINED     1,2   404,873
CORNING INC            COM             219350105    3,131     222,400 SH           DEFINED     1,2   222,400
CTC MEDIA INC          COM             12642X106    3,960     340,502 SH           DEFINED     1,2   340,502
DESARROLLADORA HOMEX   SPONSORED ADR   25030W100      613      32,691 SH           DEFINED     1,2    32,691
FORD MOTOR CO          COM PAR $0.01   345370860   31,328   2,511,297 SH           DEFINED     1,2 2,511,297
GIANT INTERACTIVE      ADR             374511103      518     105,780 SH           DEFINED     1,2   105,780
GOODYEAR TIRE & RUBB   COM             382550101      147      13,082 SH           DEFINED     1,2    13,082
HEWLETT-PACKARD CO     COM             428236103    6,022     252,690 SH           DEFINED     1,2   252,690
JOHNSON CONTROLS INC   COM             478366107   14,836     456,773 SH           DEFINED     1,2   456,773
LAS VEGAS SANDS CORP   COM             517834107    2,735      47,511 SH           DEFINED     1,2    47,511
LG.PHILIPS LCD CO LT   SPONS ADR REP   50186V102    1,249     106,100 SH           DEFINED     1,2   106,100
MELCO PBL ENTERTAINM   ADR             585464100    6,068     444,857 SH           DEFINED     1,2   444,857
MICRON TECHNOLOGY IN   COM             595112103    8,072     997,154 SH           DEFINED     1,2   997,154
NII HOLDINGS INC       CL B NEW        62913F201      462      25,230 SH           DEFINED     1,2    25,230
PARTNER COMMUNICATIO   ADR             70211M109    1,492     196,809 SH           DEFINED     1,2   196,809
PERFECT WORLD CO LTD   SPON ADR REP B  71372U104      257      15,891 SH           DEFINED     1,2    15,891
RESEARCH IN MOTION     COM             760975102    1,808     123,000 SH           DEFINED     1,2   123,000
SANDISK CORP           COM             80004C101      881      17,762 SH           DEFINED     1,2    17,762
SEAGATE TECHNOLOGY     SHS             G7945M107      552      20,484 SH           DEFINED     1,2    20,484
SILICONWARE PRECISIO   SPONSD ADR SPL  827084864    1,641     271,900 SH           DEFINED     1,2   271,900
SINA CORP              ORD             G81477104    4,452      68,496 SH           DEFINED     1,2    68,496
SOHU.COM INC           COM             83408W103    2,312      41,908 SH           DEFINED     1,2    41,908
SPDR GOLD TRUST        GOLD SHS        78463V107   20,967     129,332 SH           DEFINED     1,2   129,332
TRINA SOLAR LTD        SPON ADR        89628E104      728     102,041 SH           DEFINED     1,2   102,041
TRW AUTOMOTIVE HOLDI   COM             87264S106   10,001     215,314 SH           DEFINED     1,2   215,314
TUDOU HOLDINGS L       SPONSORED ADS   89903T107    2,541      86,050 SH           DEFINED     1,2    86,050
VIMPEL-COMMUNICATION   SPONSORED ADR   92719A106   10,102     905,193 SH           DEFINED     1,2   905,193
WESTERN DIGITAL        COM             958102105    5,189     125,365 SH           DEFINED     1,2   125,365
WYNN RESORTS LTD       COM             983134107    3,205      25,664 SH           DEFINED     1,2    25,664
YOUKU.COM INC-SPON A   SPONSORED ADR   98742U100    3,293     149,770 SH           DEFINED     1,2   149,770


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